INTANGIBLE ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Intangible assets disclosures
Intangible assets	¥ 15,218	¥ 15,204
Less: accumulated amortization	(2,476)	(2,244)
Net book value	12,742	12,960
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	11,776	11,764
Net book value - intangible assets not subject to amortization	11,776	11,764
Others
Intangible assets disclosures
Intangible assets not subject to amortization	161	159
Net book value - intangible assets not subject to amortization	161	159
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	1,872	1,872
Less: accumulated amortization	(1,485)	(1,342)
Net book value - intangible assets to be amortized	387	530
Technology
Intangible assets disclosures
Intangible assets to be amortized	610	610
Less: accumulated amortization	(610)	(588)
Net book value - intangible assets to be amortized	0	22
Others
Intangible assets disclosures
Intangible assets to be amortized	799	799
Less: accumulated amortization	(381)	(314)
Net book value - intangible assets to be amortized	¥ 418	¥ 485